Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options
Number of shares
Number of shares outstanding, beginning of period	135,822	111,877	111,877	61,562	44,530
Number of shares granted		1,140	28,169	53,942	19,296
Number of shares exercised	(1,646)	(265)	(2,949)	(2,297)	(1,306)
Number of shares forfeited	(109)	(285)	(1,275)	(1,330)	(958)
Number of shares outstanding, end of period	134,067	112,467	135,822	111,877	61,562	44,530
Weighted average exercise price
Weighted average exercise price outstanding, beginning of period	$ 1.01	$ 0.84	$ 0.84	$ 0.51	$ 0.22
Weighted average exercise price granted		1.52	1.65	1.18	1.17
Weighted average exercise price exercised	1.44	0.47	0.41	0.25	0.15
Weighted average exercise price forfeited	1.21	1.15	1.19	0.88	0.61
Weighted average exercise price outstanding, end of period	$ 1.02	$ 0.84	$ 1.01	$ 0.84	$ 0.51	$ 0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term	7 years 5 months 5 days	7 years 11 months 1 day	7 years 7 months 21 days	8 years 1 month 24 days	8 years	8 years 2 months 27 days
Aggregate intrinsic value of stock options exercised	$ 199,665	$ 76,079	$ 203,431	$ 69,765	$ 32,401	$ 30,680
Stock options | Adjusted for assumed forfeitures
Number of shares
Number of shares outstanding, beginning of period	75,170
Number of shares outstanding, end of period			75,170
Weighted average exercise price
Weighted average exercise price outstanding, beginning of period	$ 0.84
Weighted average exercise price outstanding, end of period			$ 0.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			7 years 4 days
Aggregate intrinsic value of stock options exercised			$ 125,849
Service Based Stock Option
Number of shares
Number of shares outstanding, beginning of period	78,772	66,527	66,527	56,431	44,530
Number of shares granted			16,278	13,564	14,165
Number of shares exercised			(2,837)	(2,297)	(1,306)
Number of shares forfeited			(1,196)	(1,171)	(958)
Number of shares outstanding, end of period			78,772	66,527	56,431	44,530
PSP
Number of shares
Number of shares outstanding, beginning of period	11,233	5,161	5,161
Number of shares granted			6,263	5,320
Number of shares exercised	(20)		(112)
Number of shares forfeited	(5)	(14)	(79)	(159)
Number of shares outstanding, end of period	11,208	5,147	11,233	5,161
PSP | Adjusted for assumed forfeitures
Number of shares
Number of shares outstanding, beginning of period	10,719
Number of shares outstanding, end of period			10,719
Weighted average exercise price
Weighted average exercise price outstanding, beginning of period	$ 1.44
Weighted average exercise price outstanding, end of period			$ 1.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			8 years 11 months 1 day
Aggregate intrinsic value of stock options exercised			$ 11,484
LTIP
Number of shares
Number of shares outstanding, beginning of period	45,817	40,189	40,189	5,131
Number of shares granted		240	5,628	35,058	5,131
Number of shares outstanding, end of period	45,817	40,429	45,817	40,189	5,131
LTIP | Adjusted for assumed forfeitures
Number of shares
Number of shares outstanding, beginning of period	8,568
Number of shares outstanding, end of period			8,568
Weighted average exercise price
Weighted average exercise price outstanding, beginning of period	$ 1.21
Weighted average exercise price outstanding, end of period			$ 1.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining term			8 years 5 months 1 day
Aggregate intrinsic value of stock options exercised			$ 11,129